EQUITY INCENTIVE PLAN - Summary of the stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Hyperfine Plan
Number of Options
Outstanding	5,812,150	4,764,571
Granted	19,591,900	1,432,250	903,750
Exercised	(1,690,990)	(206,784)
Forfeited	(1,047,555)	(177,887)
Outstanding	22,665,505	5,812,150	4,764,571
Options exercisable	3,554,421	3,977,599
Vested and expected to vest	21,149,996	5,666,661
Weighted Average Exercise Price
Outstanding	$ 0.87	$ 0.74
Granted	1.07	1.23
Exercised	0.86	0.58
Forfeited	1.04	0.64
Outstanding	1.04	0.87	$ 0.74
Options exercisable	0.83	0.76
Vested and expected to vest	$ 1.03	$ 0.87
Weighted Average Remaining Contractual Term
Outstanding	9 years 10 days	7 years 25 days	7 years 6 months 10 days
Options exercisable	6 years 7 months 20 days	6 years 5 months 4 days
Vested and expected to vest	9 years	7 years 25 days
Aggregate Intrinsic Value
Outstanding	$ 2,073	$ 2,313
Outstanding	1,018	2,073	$ 2,313
Options exercisable	964	1,879
Vested and expected to vest	$ 1,014	$ 5,667
Liminal
Number of Options
Granted	1,976,000
Forfeited	(1,006,250)
Outstanding	969,750
Options exercisable	189,091
Vested and expected to vest	969,750
Weighted Average Exercise Price
Granted	$ 0.94
Forfeited	0.94
Outstanding	0.94
Options exercisable	0.94
Vested and expected to vest	$ 0.94
Weighted Average Remaining Contractual Term
Outstanding	9 years 7 months 9 days
Options exercisable	9 years 7 months 9 days
Vested and expected to vest	9 years 7 months 9 days